Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule of relationship and the nature of related party transactions
Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (‘‘Forasen Group’’)	Owned by the Chairman of Board of Directors	Working capital loan; guarantor of the Company’s bank loans; purchase from the Company
Forasen Holding Group Co., Ltd.	Owned by the Chairman of Board of Directors	Working capital loan
Name of Related Party	Relationship to the Company	Nature of Transactions
Yefang Zhang	Chief Executive Officer (‘‘CEO’’)	Working capital loan; guarantor of the Company’s bank loans
Zhengyu Wang	Chairman of Board of Directors	Working capital loan; guarantor of the Company’s bank loans

Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (“Forasen Group”)	Owned by the Chairman of Board of Directors	Working capital loan; guarantor of the Company’s bank loans; purchase from the Company
Forasen Holding Group Co., Ltd.	Owned by the Chairman of Board of Directors	Working capital loan
Yefang Zhang	Chief Executive Officer (“CEO”)	Working capital loan; guarantor of the Company’s bank loans
Zhengyu Wang	Chairman of Board of Directors	Working capital loan; guarantor of the Company’s bank loans
	September 30, 2017	September 30, 2016
Forasen Group Co., Ltd.	$—	$2,239,875
Total	$—	$2,239,875

Schedule of due to related parties
	March 31, 2018	September 30, 2017
Yefang Zhang	$—	$415,381
Total	$—	$415,381

	September 30, 2017	September 30, 2016
Yefang Zhang	$415,381	$6,310
Zhengyu Wang	—	21,970
Forasen Holding Group Co., Ltd.	—	141,884
Total	$415,381	$170,164